Note 15.6 d) - Employees' Postretirement Benefits and Other Benefits, The main assumptions adopted for the actuarial calculation (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
The main assumptions adopted for the actuarial calculation
Discount rate	Inflation 5.3% to 4.3% p.a.(1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a.(1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a.(3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific